Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash on hand	$ 261,476	$ 9,543
Cash in escrow		125,000
Deferred offering costs	89,803	57,690
Prepaid expenses	30,000
Total current assets	381,279	192,233
Total assets	381,279	192,233
Shareholders’ equity (deficit):
Additional paid-in capital	2,072,809	1,086,122
Subscription receivable	(200)	(200)
Other comprehensive loss	643	(183)
Accumulated deficit	(2,089,387)	(1,071,997)
Total shareholders’ equity (deficit)	(13,360)	16,277
Current liabilities:
Accounts payable and accrued liabilities	60,217	13,274
Accrued legal and accounting	321,526	132,036
Other current liabilities	2,155	18,216
Due to related parties	10,741	12,430
Total current liabilities	394,639	175,956
Total liabilities	394,639	175,956
Total liabilities and shareholders’ equity (deficit)	381,279	192,233
Preference Shares
Shareholders’ equity (deficit):
Share capital
Class A Common Shares
Shareholders’ equity (deficit):
Share capital	1,880	1,880
Class B Common Shares
Shareholders’ equity (deficit):
Share capital	895	630
Class B Common Shares to be Issued
Shareholders’ equity (deficit):
Share capital		$ 25